Leases (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating lease right-of-use asset, net	$ 5,085	$ 5,532	$ 6,000	$ 512